Portfolio of Investments
CTIVP® – Lazard International Equity Advantage Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.7%
Issuer	Shares	Value ($)
Australia 7.0%
Appen Ltd.	470,211	6,730,445
Aristocrat Leisure Ltd.	288,369	5,962,061
ASX Ltd.	107,497	5,890,779
Beach Energy Ltd.	2,069,682	3,532,774
BHP Group Ltd.	471,264	11,645,197
Brambles Ltd.	1,726,905	13,298,907
Charter Hall Group	393,764	3,096,923
Cochlear Ltd.	67,411	9,486,381
CSL Ltd.	166,037	26,252,428
Fortescue Metals Group Ltd.	3,485,595	20,747,015
IDP Education Ltd.	447,152	4,705,458
Magellan Financial Group Ltd.	640,024	22,292,199
NRW Holdings Ltd.	1,925,991	3,019,304
Qantas Airways Ltd.	5,265,407	22,376,293
Regis Resources Ltd.	1,318,187	4,349,018
Sandfire Resources NL	800,025	3,546,273
Santos Ltd.	3,764,021	19,626,351
Saracen Mineral Holdings Ltd.(a)	3,513,246	8,164,140
St. Barbara Ltd.	1,279,041	2,498,405
Super Retail Group Ltd.	494,535	3,311,566
Woolworths Group Ltd.	216,811	5,455,750
Total		205,987,667
Austria 1.0%
Erste Group Bank AG	447,986	14,805,755
OMV AG	218,683	11,721,058
Raiffeisen Bank International AG	111,223	2,579,448
Total		29,106,261
Belgium 0.6%
Proximus SADP	213,821	6,353,475
UCB SA	161,966	11,751,018
Total		18,104,493
Common Stocks (continued)
Issuer	Shares	Value ($)
Denmark 2.9%
Coloplast A/S, Class B	80,743	9,714,665
H Lundbeck A/S	65,549	2,173,123
Novo Nordisk A/S, Class B	1,145,176	59,178,326
SimCorp AS	177,358	15,577,101
Total		86,643,215
Finland 0.1%
Fortum OYJ	88,059	2,081,386
France 10.0%
Air France-KLM(a)	1,210,376	12,665,153
AXA SA	197,343	5,038,916
BNP Paribas SA	230,717	11,216,745
Electricite de France SA	1,176,697	13,163,092
Faurecia SA	334,614	15,862,723
Hermes International	42,571	29,402,904
Ipsen SA	7,835	743,279
Kering SA	18,912	9,637,271
L’Oreal SA	104,607	29,255,321
Orange SA	949,535	14,862,073
Peugeot SA	1,816,121	45,328,106
Schneider Electric SE	319,491	27,936,971
STMicroelectronics NV	235,319	4,553,845
Total SA	1,440,494	75,001,840
Total		294,668,239
Germany 7.9%
Adidas AG	88,359	27,510,072
Allianz SE, Registered Shares	340,735	79,313,577
Continental AG	98,655	12,658,122
CTS Eventim AG & Co. KGaA	154,130	8,683,465
Infineon Technologies AG	1,283,673	23,063,437
MTU Aero Engines AG	186,553	49,570,393
Rheinmetall AG	114,084	14,430,807
SAP SE	91,344	10,748,760
Siemens Healthineers AG	179,517	7,058,994
Total		233,037,627
CTIVP® – Lazard International Equity Advantage Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
CTIVP® – Lazard International Equity Advantage Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 3.1%
CK Asset Holdings Ltd.	2,245,500	15,213,470
CK Hutchison Holdings Ltd.	1,159,000	10,231,804
Jardine Matheson Holdings Ltd.	54,800	2,932,742
Kerry Properties Ltd.	1,685,000	5,188,298
Link REIT (The)	629,000	6,938,414
Sands China Ltd.	5,663,200	25,590,175
Swire Pacific Ltd., Class A	1,376,500	12,811,483
WH Group Ltd.	15,380,000	13,773,682
Total		92,680,068
Israel 0.9%
Bank Leumi Le-Israel BM	432,011	3,075,844
CyberArk Software Ltd.(a)	90,725	9,056,169
Israel Discount Bank Ltd.	3,184,869	13,998,105
Total		26,130,118
Italy 3.4%
Banca Generali SpA	98,659	3,042,725
Enel SpA	10,204,065	76,217,211
Fiat Chrysler Automobiles NV	534,358	6,924,110
Poste Italiane SpA	1,373,004	15,607,072
Total		101,791,118
Japan 24.1%
Advantest Corp.	278,800	12,428,341
AGC, Inc.	307,100	9,569,953
Asahi Group Holdings Ltd.	296,200	14,710,212
Dai-ichi Life Holdings, Inc.	2,690,300	40,900,360
Daiwa House Industry Co., Ltd.	1,886,400	61,316,874
DIP Corp.	178,500	4,353,682
DMG Mori Co., Ltd.	437,700	6,255,825
East Japan Railway Co.	396,100	37,876,056
FUJIFILM Holdings Corp.	341,500	15,043,218
Fukuoka Financial Group, Inc.	684,700	12,994,449
FULLCAST Holdings Co., Ltd.	156,300	3,184,801
Goldcrest Co., Ltd.	146,500	2,879,080
Hitachi Ltd.	383,000	14,343,430
Hoya Corp.	134,800	11,040,515
Japan Post Holdings Co., Ltd.	4,178,100	38,553,797
Japan Tobacco, Inc.	829,100	18,165,284
Common Stocks (continued)
Issuer	Shares	Value ($)
Kawasaki Heavy Industries Ltd.	294,300	6,561,897
KDDI Corp.	430,600	11,235,536
Kureha Corp.	107,100	6,409,624
Mitsubishi Heavy Industries Ltd.	1,350,500	53,086,001
Mitsubishi UFJ Financial Group, Inc.	4,345,600	22,131,542
Nikkiso Co., Ltd.	310,400	3,332,920
NTT DoCoMo, Inc.	2,705,200	69,076,297
Oracle Corp. Japan	86,100	7,505,869
ORIX Corp.	2,229,300	33,348,099
Otsuka Corp.	96,600	3,866,081
Raysum Co., Ltd.	201,200	2,094,284
Seven & I Holdings Co., Ltd.	583,100	22,347,470
Shin-Etsu Chemical Co., Ltd.	420,300	45,228,679
Shionogi & Co., Ltd.	195,500	10,899,719
Showa Denko KK	366,900	9,682,010
SoftBank Group Corp.	353,800	13,961,099
Sumitomo Heavy Industries Ltd.	215,300	6,415,541
Sumitomo Mitsui Financial Group, Inc.	729,400	25,063,730
Sumitomo Mitsui Trust Holdings, Inc.	427,900	15,495,072
Suzuken Co., Ltd.	276,200	14,867,733
Tokyo Electron Ltd.	95,500	18,347,828
Tokyu Construction Co., Ltd.	276,600	2,125,177
Tri Chemical Laboratories, Inc.	50,500	3,118,954
West Japan Railway Co.	57,800	4,890,523
Total		714,707,562
Macau 0.1%
Wynn Macau Ltd.	1,410,000	2,747,627
Netherlands 7.0%
ArcelorMittal	161,626	2,273,812
Euronext NV(b)	51,097	4,183,871
EXOR NV	266,171	17,826,303
ING Groep NV	2,040,781	21,319,493
Royal Dutch Shell PLC, Class A	1,738,851	50,994,304
Signify NV	401,020	11,021,075
Unilever NV(a)	1,146,289	68,831,699
Wolters Kluwer NV	432,117	31,529,438
Total		207,979,995

2	CTIVP® – Lazard International Equity Advantage Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – Lazard International Equity Advantage Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Norway 1.6%
Aker BP ASA	345,309	9,200,984
Equinor ASA	1,514,140	28,681,114
Telenor ASA	537,115	10,776,619
Total		48,658,717
Singapore 1.0%
China Sunsine Chemical Holdings Ltd.	4,191,600	3,278,028
DBS Group Holdings Ltd.	417,200	7,547,613
Jardine Cycle & Carriage Ltd.	130,300	2,829,951
United Overseas Bank Ltd.	159,500	2,964,310
Yangzijiang Shipbuilding Holdings Ltd.	17,048,100	11,853,632
Total		28,473,534
Spain 3.7%
Amadeus IT Group SA, Class A	276,661	19,823,203
Banco Bilbao Vizcaya Argentaria SA	3,939,814	20,508,643
Iberdrola SA	3,086,144	32,076,683
Industria de Diseno Textil SA	693,122	21,450,456
International Consolidated Airlines Group SA	2,781,971	16,211,573
Total		110,070,558
Sweden 1.7%
Evolution Gaming Group AB	317,825	6,245,833
Nordic Entertainment Group AB	145,139	3,432,364
Skandinaviska Enskilda Banken AB, Class A	2,024,537	18,602,872
SKF AB, Class B	205,734	3,397,316
Volvo AB, B Shares	1,333,373	18,711,398
Total		50,389,783
Switzerland 9.2%
Nestlé SA, Registered Shares	448,623	48,655,202
Novartis AG, Registered Shares	1,101,754	95,617,914
Partners Group Holding AG	20,273	15,568,780
Roche Holding AG, Genusschein Shares	382,227	111,291,014
Total		271,132,910
United Kingdom 11.4%
Anglo American PLC	932,923	21,440,418
Associated British Foods PLC	958,432	27,132,085
Auto Trader Group PLC	1,784,033	11,181,718
Avast PLC	1,266,483	6,050,099
Britvic PLC	953,494	11,520,254
Common Stocks (continued)
Issuer	Shares	Value ($)
Burberry Group PLC	132,988	3,552,326
Cineworld Group PLC	2,379,401	6,661,402
Compass Group PLC	651,671	16,769,267
Dunelm Group PLC	427,214	4,401,853
Evraz PLC	867,751	4,994,403
Experian PLC	195,868	6,263,687
Galiform PLC	2,768,470	19,053,884
Games Workshop Group PLC	100,685	5,832,167
Greggs PLC	102,427	2,633,285
Halma PLC	356,560	8,630,684
Imperial Brands PLC	1,179,620	26,489,758
JD Sports Fashion PLC	392,499	3,622,699
KAZ Minerals PLC	458,006	2,442,529
Lloyds Banking Group PLC	41,175,446	27,296,036
Prudential PLC	286,475	5,191,279
RELX PLC	958,070	22,753,892
Rightmove PLC	850,835	5,756,948
Rio Tinto PLC	614,916	31,964,922
Royal Bank of Scotland Group PLC	12,005,530	30,600,767
Tate & Lyle PLC	1,965,659	17,783,553
Tesco PLC	2,120,529	6,269,283
Total		336,289,198
Total Common Stocks (Cost $2,763,763,624)		2,860,680,076

Preferred Stocks 0.5%
Issuer	Shares	Value ($)
Germany 0.5%
Porsche Automobil Holding SE	121,079	7,849,178
Schaeffler AG	825,485	6,330,178
Total		14,179,356
Total Preferred Stocks (Cost $20,571,748)		14,179,356

CTIVP® – Lazard International Equity Advantage Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
CTIVP® – Lazard International Equity Advantage Fund, September 30, 2019 (Unaudited)
Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(c),(d)	64,232,735	64,226,312
Total Money Market Funds (Cost $64,226,312)		64,226,312
Total Investments in Securities (Cost $2,848,561,684)		2,939,085,744
Other Assets & Liabilities, Net		19,596,065
Net Assets		$2,958,681,809
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2019, the total value of these securities amounted to $4,183,871, which represents 0.14% of total net assets.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	39,708,331	397,838,440	(373,314,036)	64,232,735	373	—	472,795	64,226,312
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	CTIVP® – Lazard International Equity Advantage Fund | Quarterly Report 2019